As filed with the Securities and Exchange Commission on June 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  April 30, 2011

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at April 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 75.8%
Capital Markets: 4.2%
98,450	LPL Investment Holdings, Inc. *	$3,611,146
20,000	optionsXpress Holdings, Inc.	368,800
400,000	TD Ameritrade Holding Corp.	8,616,000
		12,595,946

Consumer Finance: 0.6%
93,273	White River Capital, Inc.	1,684,510

Health Care Equipment & Supplies: 1.4%
50,000	Becton, Dickinson and Company	4,297,000

Hotels, Restaurants & Leisure: 3.8%
117,250	Penn National Gaming, Inc. *	4,691,173
200,000	WMS Industries, Inc. *	6,560,000
		11,251,173

Insurance: 4.9%
35,000	Markel Corp. *	14,604,800

IT Services: 9.8%
13,595	Computer Services, Inc.	367,065
105,000	Mastercard, Inc.	28,968,450
		29,335,515

Life Sciences Tools & Services: 1.3%
50,000	Techne Corp.	3,885,500

Media: 9.4%
870,000	Lamar Advertising Co. *	28,292,400

Multiline Retail: 8.7%
452,000	Dollar Tree, Inc. *	25,990,000

Software: 4.7%
130,000	FactSet Research Systems, Inc.	14,223,300

Specialty Retail: 18.3%
100,000	Aeropostale, Inc. *	2,553,000
100,000	CarMax, Inc. *	3,470,000
200,000	O'Reilly Automotive, Inc. *	11,812,000
345,000	Ross Stores, Inc.	25,423,049
220,000	The TJX Companies, Inc.	11,796,400
		55,054,449

Wireless Telecommunication Services: 8.7%
500,000	American Tower Corp. *	26,155,000

TOTAL COMMON STOCKS
(Cost $177,884,193)		227,369,593

CONVERTIBLE PREFERRED STOCK: 4.9%
Insurance: 4.9%
550,000	Hartford Financial Services Group, Inc.	14,795,000

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $13,833,316)		14,795,000

TRUST & PARTNERSHIP: 1.0%
Real Estate Investment Trust: 1.0%
169,000	Annaly Capital Management, Inc.	3,014,960

TOTAL TRUST & PARTNERSHIP
(Cost $2,921,800)		3,014,960

Principal		Value
SHORT-TERM INVESTMENTS: 13.3%
Commercial Paper: 10.0%
$30,000,000	Bank of Nova Scotia NY, 5/31/11, 0.110%^	29,996,625
U.S. Government Short-Term Security: 3.3%
$10,000,000	U.S. Treasury Bill, 5/26/11, 0.013%^	9,999,931

TOTAL SHORT-TERM INVESTMENTS
(Cost $39,996,556)		39,996,556

TOTAL INVESTMENTS IN SECURITIES: 95.0%
(Cost $234,635,865)		285,176,109
Other Assets in Excess of Liabilities: 5.0%		14,888,331
TOTAL NET ASSETS: 100.0%		$300,064,440

*	Non-income producing security.
^	7-day yield as of April 30, 2011.

The cost basis of investments for federal income tax purposes at April 30, 2011 was as follows+:

	Cost of investments	$234,635,865
	Gross unrealized appreciation	51,719,863
	Gross unrealized depreciation	(1,179,619)
	Net unrealized appreciation	$50,540,244
+Because tax adjustments are calculated annually, the above table includes the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual reports.

Summary of Fair Value Exposure at April 30, 2011 (Unaudited)
The Akre Focus Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical asset or liability that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks #	$227,369,593	$-	$-	$227,369,593
Convertible Preferred Stock	14,795,000	-	-	14,795,000
Trust & Partnership	3,014,960	-	-	3,014,960
Short-Term Investments #	-	39,996,556	-	39,996,556
Total Investments in Securities	$245,179,553	$39,996,556	$-	$285,176,109

# See Schedule of Investments for industry breakout.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)   /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date   June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date   June 28, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
               Patrick J. Rudnick, Treasurer

Date   June 24, 2011

* Print the name and title of each signing officer under his or her signature.